NOTE PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Note Payable
Note Payable, beginning of period	$ 0	$ 1,800,000	$ 0
Issuance of note		150,000	1,800,000
Repayment of notes		(8,000)	0
Additional debt discount upon Notes amendments		101,400
Note conversions		(2,043,400)
Amortization of debt discount		0	0
Change in value		0	0
Note payable, end of period		0	1,800,000
Note Payable Net [Member]
Note Payable
Note Payable, beginning of period	989,086	1,533,120	0
Issuance of note		107,565	1,269,792
Repayment of notes		(8,000)
Additional debt discount upon Notes amendments		(44,095)
Note conversions		(973,073)
Amortization of debt discount	4,599	958,053	253,313
Change in value		(614,484)	10,015
Note payable, end of period	993,685	989,086	1,533,120
Discount [Member]
Note Payable
Note Payable, beginning of period	(10,914)	(743,282)	0
Issuance of note		(74,931)	(996,595)
Repayment of notes		0
Additional debt discount upon Notes amendments		(251,081)
Note conversions		100,327
Amortization of debt discount	4,599	958,053	253,313
Change in value		0	0
Note payable, end of period	(6,315)	(10,914)	(743,282)
Put Exchange Feature [Member]
Note Payable
Note Payable, beginning of period	0	476,402	0
Issuance of note		32,496	466,387
Repayment of notes		0
Additional debt discount upon Notes amendments		105,586
Note conversions		0
Amortization of debt discount	0	0	0
Change in value		(614,484)	10,015
Note payable, end of period	0	0	476,402
Convertible Note Payable [Member]
Note Payable
Note Payable, beginning of period	1,000,000	0	0
Issuance of note		0	0
Repayment of notes		0
Additional debt discount upon Notes amendments		0
Note conversions		1,000,000
Amortization of debt discount	0	0	0
Change in value		0	0
Note payable, end of period	$ 1,000,000	$ 1,000,000	$ 0